Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.83%
Advertising–0.08%
Interpublic Group of Cos., Inc. (The)	23,333	$752,022
Omnicom Group, Inc.	12,280	916,211
		1,668,233
Aerospace & Defense–1.57%
Boeing Co. (The)(b)	32,485	4,268,529
General Dynamics Corp.	13,662	3,072,720
Howmet Aerospace, Inc.	22,292	797,385
Huntington Ingalls Industries, Inc.	2,313	486,794
L3Harris Technologies, Inc.	11,632	2,802,149
Lockheed Martin Corp.	14,366	6,322,620
Northrop Grumman Corp.	8,697	4,069,935
Raytheon Technologies Corp.	88,463	8,414,601
Textron, Inc.	13,066	853,079
TransDigm Group, Inc.(b)	3,123	1,890,571
		32,978,383
Agricultural & Farm Machinery–0.28%
Deere & Co.	16,624	5,947,735
Agricultural Products–0.14%
Archer-Daniels-Midland Co.	33,170	3,012,499
Air Freight & Logistics–0.62%
C.H. Robinson Worldwide, Inc.	7,705	836,070
Expeditors International of Washington, Inc.	10,042	1,092,971
FedEx Corp.	14,450	3,245,181
United Parcel Service, Inc., Class B	43,223	7,877,392
		13,051,614
Airlines–0.24%
Alaska Air Group, Inc.(b)(c)	7,464	360,213
American Airlines Group, Inc.(b)(c)	37,796	675,414
Delta Air Lines, Inc.(b)	37,939	1,581,677
Southwest Airlines Co.(b)	35,114	1,610,328
United Airlines Holdings, Inc.(b)(c)	18,900	900,207
		5,127,839
Alternative Carriers–0.03%
Lumen Technologies, Inc.	54,625	668,610
Apparel Retail–0.30%
Ross Stores, Inc.	20,945	1,780,744
TJX Cos., Inc. (The)	70,712	4,495,162
		6,275,906
Apparel, Accessories & Luxury Goods–0.11%
PVH Corp.	4,061	287,803
Ralph Lauren Corp.	2,754	278,402
Tapestry, Inc.	15,851	546,860
Under Armour, Inc., Class A(b)	10,769	113,936
Under Armour, Inc., Class C(b)	12,553	121,764
VF Corp.	19,029	960,203
		2,308,968
Shares		Value
Application Software–2.09%
Adobe, Inc.(b)	27,961	$11,645,197
ANSYS, Inc.(b)	5,172	1,346,582
Autodesk, Inc.(b)	13,039	2,708,852
Cadence Design Systems, Inc.(b)	16,428	2,525,477
Ceridian HCM Holding, Inc.(b)(c)	7,949	447,529
Citrix Systems, Inc.	7,393	744,401
Intuit, Inc.	16,786	6,957,126
Paycom Software, Inc.(b)	2,854	811,506
PTC, Inc.(b)	6,239	727,031
Roper Technologies, Inc.	6,253	2,766,577
salesforce.com, inc.(b)	58,389	9,356,253
Synopsys, Inc.(b)	9,095	2,903,124
Tyler Technologies, Inc.(b)	2,428	863,931
		43,803,586
Asset Management & Custody Banks–0.72%
Ameriprise Financial, Inc.	6,573	1,815,923
Bank of New York Mellon Corp. (The)	44,347	2,067,014
BlackRock, Inc.	8,452	5,655,064
Franklin Resources, Inc.	16,403	444,193
Invesco Ltd.(d)	19,921	385,272
Northern Trust Corp.	12,316	1,376,313
State Street Corp.	21,695	1,572,670
T. Rowe Price Group, Inc.	13,586	1,726,645
		15,043,094
Auto Parts & Equipment–0.11%
Aptiv PLC(b)	16,035	1,703,559
BorgWarner, Inc.	13,995	564,278
		2,267,837
Automobile Manufacturers–2.11%
Ford Motor Co.	233,169	3,189,752
General Motors Co.(b)	86,134	3,331,663
Tesla, Inc.(b)	49,624	37,627,894
		44,149,309
Automotive Retail–0.32%
Advance Auto Parts, Inc.	3,729	707,988
AutoZone, Inc.(b)	1,224	2,521,011
CarMax, Inc.(b)(c)	9,463	939,392
O’Reilly Automotive, Inc.(b)	3,993	2,544,220
		6,712,611
Biotechnology–2.04%
AbbVie, Inc.	104,799	15,444,229
Amgen, Inc.	33,389	8,572,292
Biogen, Inc.(b)	8,707	1,741,400
Gilead Sciences, Inc.	74,359	4,822,181
Incyte Corp.(b)	11,152	846,325
Moderna, Inc.(b)	20,910	3,038,850
Regeneron Pharmaceuticals, Inc.(b)	6,326	4,205,145
Vertex Pharmaceuticals, Inc.(b)	15,090	4,053,929
		42,724,351

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Brewers–0.03%
Molson Coors Beverage Co., Class B	10,997	$614,072
Broadcasting–0.10%
Fox Corp., Class A	18,429	654,414
Fox Corp., Class B	8,452	276,465
Paramount Global, Class B(c)	35,964	1,234,644
		2,165,523
Building Products–0.41%
A.O. Smith Corp.	7,736	465,088
Allegion PLC	5,235	584,488
Carrier Global Corp.	50,583	1,988,418
Fortune Brands Home & Security, Inc.	7,936	550,362
Johnson Controls International PLC	41,651	2,270,396
Masco Corp.	14,247	807,662
Trane Technologies PLC	13,865	1,914,202
		8,580,616
Cable & Satellite–0.75%
Charter Communications, Inc., Class A(b)	7,065	3,581,460
Comcast Corp., Class A	268,167	11,874,435
DISH Network Corp., Class A(b)(c)	14,575	332,747
		15,788,642
Casinos & Gaming–0.14%
Caesars Entertainment, Inc.(b)(c)	12,672	635,754
Las Vegas Sands Corp.(b)	20,067	711,576
MGM Resorts International	22,719	794,484
Penn National Gaming, Inc.(b)(c)	9,570	305,857
Wynn Resorts Ltd.(b)	6,143	406,052
		2,853,723
Commodity Chemicals–0.23%
Dow, Inc.	43,614	2,964,880
LyondellBasell Industries N.V., Class A	15,585	1,780,586
		4,745,466
Communications Equipment–0.76%
Arista Networks, Inc.(b)	13,297	1,360,017
Cisco Systems, Inc.	250,017	11,263,266
F5, Inc.(b)	3,600	586,944
Juniper Networks, Inc.	19,276	591,388
Motorola Solutions, Inc.	10,011	2,199,817
		16,001,432
Computer & Electronics Retail–0.05%
Best Buy Co., Inc.	12,919	1,060,133
Construction & Engineering–0.05%
Quanta Services, Inc.	8,447	1,005,193
Construction Machinery & Heavy Trucks–0.55%
Caterpillar, Inc.	32,067	6,921,662
Cummins, Inc.	8,442	1,765,391
PACCAR, Inc.	20,588	1,787,862
Wabtec Corp.	11,074	1,046,050
		11,520,965
Construction Materials–0.12%
Martin Marietta Materials, Inc.	3,698	1,255,027
Vulcan Materials Co.	7,866	1,296,868
		2,551,895
Shares		Value
Consumer Electronics–0.05%
Garmin Ltd.	9,006	$951,214
Consumer Finance–0.59%
American Express Co.	36,460	6,155,177
Capital One Financial Corp.	24,843	3,176,426
Discover Financial Services	17,164	1,947,942
Synchrony Financial	31,943	1,183,169
		12,462,714
Copper–0.16%
Freeport-McMoRan, Inc.	87,025	3,400,937
Data Processing & Outsourced Services–3.12%
Automatic Data Processing, Inc.	24,899	5,550,983
Broadridge Financial Solutions, Inc.	6,922	1,012,135
Fidelity National Information Services, Inc.(c)	36,097	3,772,136
Fiserv, Inc.(b)	35,224	3,528,740
FleetCor Technologies, Inc.(b)	4,813	1,197,523
Global Payments, Inc.	16,935	2,219,162
Jack Henry & Associates, Inc.	4,321	812,867
Mastercard, Inc., Class A	51,160	18,308,629
Paychex, Inc.	19,033	2,356,856
PayPal Holdings, Inc.(b)	69,060	5,884,603
Visa, Inc., Class A(c)	98,309	20,858,221
		65,501,855
Distillers & Vintners–0.15%
Brown-Forman Corp., Class B	10,665	705,170
Constellation Brands, Inc., Class A	9,742	2,391,369
		3,096,539
Distributors–0.14%
Genuine Parts Co.(c)	8,442	1,154,274
LKQ Corp.	15,653	804,408
Pool Corp.	2,376	947,121
		2,905,803
Diversified Banks–2.86%
Bank of America Corp.	421,386	15,675,559
Citigroup, Inc.	117,634	6,282,832
JPMorgan Chase & Co.	175,185	23,164,712
U.S. Bancorp	80,053	4,248,413
Wells Fargo & Co.	230,348	10,543,028
		59,914,544
Diversified Support Services–0.17%
Cintas Corp.	5,226	2,081,672
Copart, Inc.(b)	12,654	1,449,263
		3,530,935
Drug Retail–0.09%
Walgreens Boots Alliance, Inc.	42,473	1,861,592
Electric Utilities–1.86%
Alliant Energy Corp.	14,841	947,153
American Electric Power Co., Inc.	29,855	3,046,106
Constellation Energy Corp.	19,354	1,201,496
Duke Energy Corp.	45,599	5,130,799
Edison International	22,520	1,574,373
Entergy Corp.	11,914	1,433,492
Evergy, Inc.	13,592	950,624
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–(continued)
Eversource Energy	20,380	$1,881,482
Exelon Corp.	58,063	2,853,796
FirstEnergy Corp.	33,799	1,452,005
NextEra Energy, Inc.	116,314	8,803,807
NRG Energy, Inc.(c)	14,291	657,958
Pinnacle West Capital Corp.(c)	6,688	519,323
PPL Corp.	44,166	1,332,930
Southern Co. (The)	62,824	4,753,264
Xcel Energy, Inc.	31,932	2,405,757
		38,944,365
Electrical Components & Equipment–0.50%
AMETEK, Inc.	13,713	1,665,718
Eaton Corp. PLC	23,629	3,274,980
Emerson Electric Co.	35,211	3,121,807
Generac Holdings, Inc.(b)	3,740	924,079
Rockwell Automation, Inc.	6,887	1,468,308
		10,454,892
Electronic Components–0.20%
Amphenol Corp., Class A	35,505	2,515,885
Corning, Inc.	44,832	1,605,882
		4,121,767
Electronic Equipment & Instruments–0.23%
Keysight Technologies, Inc.(b)	10,850	1,579,760
Teledyne Technologies, Inc.(b)	2,766	1,120,645
Trimble, Inc.(b)	14,879	1,012,516
Zebra Technologies Corp., Class A(b)	3,119	1,054,814
		4,767,735
Electronic Manufacturing Services–0.13%
IPG Photonics Corp.(b)	2,039	215,094
TE Connectivity Ltd. (Switzerland)	19,299	2,497,098
		2,712,192
Environmental & Facilities Services–0.27%
Republic Services, Inc.	12,379	1,656,805
Rollins, Inc.	13,417	475,767
Waste Management, Inc.	22,813	3,616,089
		5,748,661
Fertilizers & Agricultural Chemicals–0.30%
CF Industries Holdings, Inc.	12,714	1,255,762
Corteva, Inc.	43,096	2,698,671
FMC Corp.	7,513	920,944
Mosaic Co. (The)	21,957	1,375,606
		6,250,983
Financial Exchanges & Data–1.11%
Cboe Global Markets, Inc.	6,225	699,130
CME Group, Inc., Class A	21,305	4,236,073
FactSet Research Systems, Inc.	2,240	855,187
Intercontinental Exchange, Inc.	33,305	3,410,099
MarketAxess Holdings, Inc.	2,219	625,048
Moody’s Corp.	9,587	2,891,152
MSCI, Inc.	4,812	2,128,588
Nasdaq, Inc.	6,939	1,077,349
S&P Global, Inc.	20,996	7,337,682
		23,260,308
Shares		Value
Food Distributors–0.12%
Sysco Corp.	29,924	$2,519,002
Food Retail–0.10%
Kroger Co. (The)	39,500	2,092,315
Footwear–0.43%
NIKE, Inc., Class B	75,658	8,991,953
Gas Utilities–0.04%
Atmos Energy Corp.	8,028	933,737
General Merchandise Stores–0.47%
Dollar General Corp.	13,734	3,026,149
Dollar Tree, Inc.(b)	13,293	2,131,267
Target Corp.	28,486	4,611,314
		9,768,730
Gold–0.15%
Newmont Corp.	47,271	3,207,337
Health Care Distributors–0.28%
AmerisourceBergen Corp.	8,925	1,381,501
Cardinal Health, Inc.	16,535	931,251
Henry Schein, Inc.(b)	8,220	703,961
McKesson Corp.	8,911	2,928,956
		5,945,669
Health Care Equipment–2.60%
Abbott Laboratories	104,823	12,312,509
ABIOMED, Inc.(b)(c)	2,698	711,463
Baxter International, Inc.	29,680	2,257,164
Becton, Dickinson and Co.	16,880	4,317,904
Boston Scientific Corp.(b)	84,472	3,464,197
DexCom, Inc.(b)	5,745	1,711,665
Edwards Lifesciences Corp.(b)	37,010	3,732,458
Hologic, Inc.(b)	14,796	1,113,695
IDEXX Laboratories, Inc.(b)	5,026	1,968,282
Intuitive Surgical, Inc.(b)	21,206	4,827,334
Medtronic PLC	79,704	7,982,356
ResMed, Inc.	8,668	1,763,591
STERIS PLC	5,935	1,354,367
Stryker Corp.	19,902	4,667,019
Teleflex, Inc.	2,777	799,054
Zimmer Biomet Holdings, Inc.	12,384	1,488,681
		54,471,739
Health Care Facilities–0.17%
HCA Healthcare, Inc.	14,196	2,986,838
Universal Health Services, Inc., Class B	4,324	538,814
		3,525,652
Health Care REITs–0.22%
Healthpeak Properties, Inc.	31,969	949,160
Ventas, Inc.	23,726	1,346,213
Welltower, Inc.	25,802	2,298,700
		4,594,073
Health Care Services–0.74%
Cigna Corp.	19,144	5,136,144
CVS Health Corp.	77,804	7,527,537
DaVita, Inc.(b)	3,823	372,704
Laboratory Corp. of America Holdings	5,585	1,377,931
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care Services–(continued)
Quest Diagnostics, Inc.	7,160	$1,009,703
		15,424,019
Health Care Supplies–0.13%
Align Technology, Inc.(b)	4,347	1,206,901
Cooper Cos., Inc. (The)	2,922	1,024,862
DENTSPLY SIRONA, Inc.	12,759	504,746
		2,736,509
Health Care Technology–0.08%
Cerner Corp.	17,441	1,654,279
Home Furnishings–0.02%
Mohawk Industries, Inc.(b)	3,186	450,692
Home Improvement Retail–1.27%
Home Depot, Inc. (The)	61,902	18,740,830
Lowe’s Cos., Inc.	39,939	7,800,087
		26,540,917
Homebuilding–0.20%
D.R. Horton, Inc.	19,026	1,429,804
Lennar Corp., Class A	15,803	1,268,191
NVR, Inc.(b)	192	854,519
PulteGroup, Inc.	14,789	669,350
		4,221,864
Hotel & Resort REITs–0.04%
Host Hotels & Resorts, Inc.	42,327	846,117
Hotels, Resorts & Cruise Lines–0.65%
Booking Holdings, Inc.(b)	2,434	5,460,825
Carnival Corp.(b)(c)	48,929	679,134
Expedia Group, Inc.(b)	8,905	1,151,684
Hilton Worldwide Holdings, Inc.	16,522	2,327,289
Marriott International, Inc., Class A	16,217	2,782,513
Norwegian Cruise Line Holdings Ltd.(b)(c)	24,397	390,596
Royal Caribbean Cruises Ltd.(b)(c)	13,292	771,866
		13,563,907
Household Appliances–0.03%
Whirlpool Corp.	3,573	658,290
Household Products–1.43%
Church & Dwight Co., Inc.	14,250	1,283,355
Clorox Co. (The)	7,294	1,060,256
Colgate-Palmolive Co.	49,963	3,937,584
Kimberly-Clark Corp.	19,965	2,655,744
Procter & Gamble Co. (The)	142,096	21,013,157
		29,950,096
Housewares & Specialties–0.02%
Newell Brands, Inc.	22,099	473,803
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,498	585,795
Hypermarkets & Super Centers–1.10%
Costco Wholesale Corp.	26,285	12,254,592
Walmart, Inc.	83,860	10,786,912
		23,041,504
Shares		Value
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	39,522	$871,065
Industrial Conglomerates–0.86%
3M Co.	33,854	5,054,064
General Electric Co.	65,166	5,101,846
Honeywell International, Inc.	40,654	7,871,427
		18,027,337
Industrial Gases–0.62%
Air Products and Chemicals, Inc.	13,142	3,235,035
Linde PLC (United Kingdom)	30,383	9,864,752
		13,099,787
Industrial Machinery–0.76%
Dover Corp.	8,535	1,142,922
Fortive Corp.	21,256	1,312,983
IDEX Corp.	4,507	863,316
Illinois Tool Works, Inc.	16,932	3,523,041
Ingersoll Rand, Inc.	24,161	1,139,191
Nordson Corp.	3,179	692,640
Otis Worldwide Corp.	25,191	1,874,210
Parker-Hannifin Corp.	7,615	2,072,575
Pentair PLC	9,809	492,118
Snap-on, Inc.	3,168	702,916
Stanley Black & Decker, Inc.	9,664	1,147,020
Xylem, Inc.	10,689	900,548
		15,863,480
Industrial REITs–0.32%
Duke Realty Corp.	22,576	1,192,690
Prologis, Inc.	43,867	5,592,165
		6,784,855
Insurance Brokers–0.61%
Aon PLC, Class A	12,861	3,545,392
Arthur J. Gallagher & Co.	12,356	2,000,931
Brown & Brown, Inc.	13,899	825,184
Marsh & McLennan Cos., Inc.	29,929	4,787,143
Willis Towers Watson PLC	7,273	1,535,112
		12,693,762
Integrated Oil & Gas–2.28%
Chevron Corp.	114,272	19,958,748
Exxon Mobil Corp.(e)	250,963	24,092,448
Occidental Petroleum Corp.	52,597	3,645,498
		47,696,694
Integrated Telecommunication Services–1.04%
AT&T, Inc.	423,315	9,012,376
Verizon Communications, Inc.	248,855	12,763,773
		21,776,149
Interactive Home Entertainment–0.34%
Activision Blizzard, Inc.	46,181	3,596,576
Electronic Arts, Inc.	16,670	2,311,296
Take-Two Interactive Software, Inc.(b)(c)	9,291	1,157,008
		7,064,880
Interactive Media & Services–5.14%
Alphabet, Inc., Class A(b)	17,828	40,562,979
Alphabet, Inc., Class C(b)	16,464	37,550,762
Match Group, Inc.(b)	16,781	1,322,007
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc., Class A(b)	136,880	$26,505,443
Twitter, Inc.(b)	47,400	1,877,040
		107,818,231
Internet & Direct Marketing Retail–3.09%
Amazon.com, Inc.(b)	25,940	62,364,688
eBay, Inc.	37,109	1,806,095
Etsy, Inc.(b)	7,515	609,617
		64,780,400
Internet Services & Infrastructure–0.09%
Akamai Technologies, Inc.(b)	9,631	973,116
VeriSign, Inc.(b)	5,728	999,823
		1,972,939
Investment Banking & Brokerage–1.01%
Charles Schwab Corp. (The)	89,119	6,247,242
Goldman Sachs Group, Inc. (The)	20,123	6,577,202
Morgan Stanley	84,033	7,238,603
Raymond James Financial, Inc.	11,076	1,090,875
		21,153,922
IT Consulting & Other Services–1.14%
Accenture PLC, Class A	37,465	11,181,804
Cognizant Technology Solutions Corp., Class A	31,137	2,325,934
DXC Technology Co.(b)	14,533	511,852
EPAM Systems, Inc.(b)	3,362	1,138,104
Gartner, Inc.(b)	4,875	1,279,200
International Business Machines Corp.	53,162	7,381,012
		23,817,906
Leisure Products–0.03%
Hasbro, Inc.	7,686	689,818
Life & Health Insurance–0.45%
Aflac, Inc.	35,565	2,154,172
Globe Life, Inc.	5,507	537,318
Lincoln National Corp.	10,066	583,123
MetLife, Inc.	41,742	2,812,993
Principal Financial Group, Inc.	14,388	1,049,317
Prudential Financial, Inc.	22,406	2,380,638
		9,517,561
Life Sciences Tools & Services–1.80%
Agilent Technologies, Inc.	17,804	2,271,078
Bio-Rad Laboratories, Inc., Class A(b)	1,261	678,153
Bio-Techne Corp.	2,329	861,101
Charles River Laboratories International, Inc.(b)	2,992	700,368
Danaher Corp.	37,722	9,951,818
Illumina, Inc.(b)	9,265	2,218,782
IQVIA Holdings, Inc.(b)	11,324	2,437,491
Mettler-Toledo International, Inc.(b)	1,363	1,752,982
PerkinElmer, Inc.(c)	7,481	1,119,681
Thermo Fisher Scientific, Inc.	23,358	13,257,300
Waters Corp.(b)	3,618	1,186,523
West Pharmaceutical Services, Inc.	4,391	1,362,879
		37,798,156
Managed Health Care–2.02%
Anthem, Inc.	14,387	7,331,759
Shares		Value
Managed Health Care–(continued)
Centene Corp.(b)	34,588	$2,816,847
Humana, Inc.	7,619	3,460,778
Molina Healthcare, Inc.(b)	3,462	1,004,742
UnitedHealth Group, Inc.	55,831	27,735,724
		42,349,850
Metal & Glass Containers–0.06%
Ball Corp.	19,200	1,361,088
Movies & Entertainment–0.97%
Live Nation Entertainment, Inc.(b)	8,008	761,160
Netflix, Inc.(b)	26,317	5,196,029
Walt Disney Co. (The)(b)	107,926	11,919,347
Warner Bros Discovery, Inc.(b)	130,048	2,399,386
		20,275,922
Multi-line Insurance–0.24%
American International Group, Inc.	49,219	2,888,171
Assurant, Inc.	3,388	598,626
Hartford Financial Services Group, Inc. (The)	19,896	1,442,659
		4,929,456
Multi-Sector Holdings–1.64%
Berkshire Hathaway, Inc., Class B(b)	108,563	34,303,737
Multi-Utilities–0.92%
Ameren Corp.(c)	15,271	1,453,646
CenterPoint Energy, Inc.	37,278	1,194,760
CMS Energy Corp.	17,176	1,220,183
Consolidated Edison, Inc.	20,969	2,081,383
Dominion Energy, Inc.	48,016	4,043,908
DTE Energy Co.	11,485	1,524,174
NiSource, Inc.	23,279	732,125
Public Service Enterprise Group, Inc.	29,975	2,054,486
Sempra Energy	18,929	3,101,706
WEC Energy Group, Inc.	18,698	1,964,599
		19,370,970
Office REITs–0.13%
Alexandria Real Estate Equities, Inc.	8,627	1,431,651
Boston Properties, Inc.	8,426	936,803
Vornado Realty Trust	9,160	320,233
		2,688,687
Oil & Gas Equipment & Services–0.38%
Baker Hughes Co., Class A	53,687	1,931,658
Halliburton Co.	53,577	2,169,869
Schlumberger N.V.	83,191	3,823,458
		7,924,985
Oil & Gas Exploration & Production–1.32%
APA Corp.	21,562	1,013,630
ConocoPhillips	77,195	8,673,630
Coterra Energy, Inc.	49,417	1,696,485
Devon Energy Corp.	37,323	2,795,493
Diamondback Energy, Inc.	10,294	1,564,894
EOG Resources, Inc.	34,683	4,750,184
Hess Corp.	16,340	2,010,964
Marathon Oil Corp.	46,151	1,450,526
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	13,458	$3,740,516
		27,696,322
Oil & Gas Refining & Marketing–0.45%
Marathon Petroleum Corp.	34,322	3,493,636
Phillips 66	27,734	2,795,865
Valero Energy Corp.	24,235	3,140,856
		9,430,357
Oil & Gas Storage & Transportation–0.32%
Kinder Morgan, Inc.	115,597	2,276,105
ONEOK, Inc.	26,434	1,740,679
Williams Cos., Inc. (The)	72,026	2,669,283
		6,686,067
Packaged Foods & Meats–0.90%
Campbell Soup Co.	11,983	574,105
Conagra Brands, Inc.	28,436	935,260
General Mills, Inc.	35,756	2,497,557
Hershey Co. (The)	8,618	1,824,517
Hormel Foods Corp.	16,724	813,957
JM Smucker Co. (The)	6,423	805,251
Kellogg Co.	15,166	1,057,677
Kraft Heinz Co. (The)	42,085	1,592,076
Lamb Weston Holdings, Inc.	8,525	576,119
McCormick & Co., Inc.(c)	14,805	1,372,720
Mondelez International, Inc., Class A	82,298	5,230,861
Tyson Foods, Inc., Class A	17,208	1,542,009
		18,822,109
Paper Packaging–0.25%
Amcor PLC	89,492	1,172,345
Avery Dennison Corp.	4,908	846,925
International Paper Co.	22,956	1,112,218
Packaging Corp. of America	5,630	885,486
Sealed Air Corp.	8,782	546,065
WestRock Co.	15,383	745,922
		5,308,961
Personal Products–0.17%
Estee Lauder Cos., Inc. (The), Class A	13,777	3,508,313
Pharmaceuticals–4.35%
Bristol-Myers Squibb Co.	129,211	9,748,970
Catalent, Inc.(b)	10,617	1,094,188
Eli Lilly and Co.	47,066	14,752,367
Johnson & Johnson	156,057	28,016,913
Merck & Co., Inc.	149,736	13,780,204
Organon & Co.	14,800	561,808
Pfizer, Inc.	332,727	17,647,840
Viatris, Inc.	70,593	866,176
Zoetis, Inc.	28,046	4,793,903
		91,262,369
Property & Casualty Insurance–0.82%
Allstate Corp. (The)	16,945	2,316,212
Chubb Ltd.	25,534	5,395,079
Cincinnati Financial Corp.	8,883	1,135,781
Loews Corp.	11,583	758,571
Progressive Corp. (The)	34,643	4,135,681
Travelers Cos., Inc. (The)	14,300	2,560,272
Shares		Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp.	12,418	$883,292
		17,184,888
Publishing–0.02%
News Corp., Class A	22,941	399,173
News Corp., Class B	6,956	122,287
		521,460
Railroads–0.76%
CSX Corp.	131,480	4,179,749
Norfolk Southern Corp.	14,204	3,404,131
Union Pacific Corp.	37,754	8,297,574
		15,881,454
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	19,838	1,643,380
Regional Banks–1.04%
Citizens Financial Group, Inc.	29,086	1,203,578
Comerica, Inc.	7,632	635,059
Fifth Third Bancorp	40,532	1,598,177
First Republic Bank	10,626	1,647,349
Huntington Bancshares, Inc.	84,534	1,173,332
KeyCorp	54,809	1,093,987
M&T Bank Corp.	10,577	1,903,543
PNC Financial Services Group, Inc. (The)	24,896	4,367,007
Regions Financial Corp.	55,643	1,229,154
Signature Bank	3,719	804,308
SVB Financial Group(b)	3,482	1,701,201
Truist Financial Corp.	79,131	3,935,976
Zions Bancorporation N.A.	9,368	534,351
		21,827,022
Reinsurance–0.03%
Everest Re Group Ltd.	2,333	659,073
Research & Consulting Services–0.27%
Equifax, Inc.	7,232	1,465,059
Jacobs Engineering Group, Inc.	7,605	1,065,384
Leidos Holdings, Inc.	8,318	869,231
Nielsen Holdings PLC	20,942	535,277
Verisk Analytics, Inc.	9,553	1,671,011
		5,605,962
Residential REITs–0.35%
AvalonBay Communities, Inc.	8,284	1,722,741
Camden Property Trust	5,993	859,936
Equity Residential	20,257	1,556,345
Essex Property Trust, Inc.	3,868	1,097,932
Mid-America Apartment Communities, Inc.	6,837	1,237,497
UDR, Inc.	17,728	847,398
		7,321,849
Restaurants–1.08%
Chipotle Mexican Grill, Inc.(b)	1,668	2,339,453
Darden Restaurants, Inc.	7,575	946,875
Domino’s Pizza, Inc.(c)	2,157	783,358
McDonald’s Corp.	44,296	11,171,894
Starbucks Corp.	68,189	5,352,837
Yum! Brands, Inc.	17,109	2,078,230
		22,672,647
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Retail REITs–0.31%
Federal Realty Investment Trust	4,194	$482,184
Kimco Realty Corp.	36,555	864,526
Realty Income Corp.	33,537	2,287,894
Regency Centers Corp.	8,994	613,481
Simon Property Group, Inc.	19,479	2,233,267
		6,481,352
Semiconductor Equipment–0.82%
Applied Materials, Inc.	52,704	6,181,652
Enphase Energy, Inc.(b)	7,940	1,478,349
KLA Corp.	8,933	3,259,205
Lam Research Corp.	8,269	4,300,128
SolarEdge Technologies, Inc.(b)(c)	3,113	849,195
Teradyne, Inc.	9,663	1,055,780
		17,124,309
Semiconductors–4.78%
Advanced Micro Devices, Inc.(b)	96,910	9,871,253
Analog Devices, Inc.	31,140	5,243,976
Broadcom, Inc.	24,474	14,198,102
Intel Corp.	241,385	10,722,322
Microchip Technology, Inc.	32,958	2,394,399
Micron Technology, Inc.	66,379	4,901,425
Monolithic Power Systems, Inc.	2,568	1,156,601
NVIDIA Corp.	148,198	27,671,530
NXP Semiconductors N.V. (China)	15,764	2,991,377
Qorvo, Inc.(b)	6,433	718,888
QUALCOMM, Inc.	66,807	9,568,098
Skyworks Solutions, Inc.	9,639	1,049,398
Texas Instruments, Inc.	54,747	9,677,080
		100,164,449
Soft Drinks–1.45%
Coca-Cola Co. (The)	230,447	14,605,731
Monster Beverage Corp.(b)	22,270	1,984,702
PepsiCo, Inc.	82,010	13,757,178
		30,347,611
Specialized REITs–1.29%
American Tower Corp.	26,997	6,914,742
Crown Castle International Corp.	25,620	4,858,833
Digital Realty Trust, Inc.(c)	16,822	2,348,183
Equinix, Inc.	5,337	3,666,999
Extra Space Storage, Inc.	7,937	1,414,373
Iron Mountain, Inc.(c)	17,164	925,140
Public Storage	9,043	2,989,978
SBA Communications Corp., Class A	6,448	2,170,461
Weyerhaeuser Co.	44,299	1,750,696
		27,039,405
Specialty Chemicals–0.75%
Albemarle Corp.	6,934	1,805,752
Celanese Corp.	6,354	994,528
DuPont de Nemours, Inc.	30,241	2,051,852
Eastman Chemical Co.(c)	7,847	864,426
Ecolab, Inc.	14,778	2,422,262
International Flavors & Fragrances, Inc.	15,089	1,994,313
PPG Industries, Inc.	14,072	1,779,967
Sherwin-Williams Co. (The)	14,299	3,832,704
		15,745,804
Shares		Value
Specialty Stores–0.16%
Bath & Body Works, Inc.	15,431	$632,980
Tractor Supply Co.	6,746	1,263,930
Ulta Beauty, Inc.(b)	3,208	1,357,305
		3,254,215
Steel–0.10%
Nucor Corp.	16,123	2,135,653
Systems Software–6.50%
Fortinet, Inc.(b)	8,044	2,366,062
Microsoft Corp.	444,409	120,821,475
NortonLifeLock, Inc.	34,492	839,535
Oracle Corp.	93,397	6,717,112
ServiceNow, Inc.(b)	11,856	5,542,325
		136,286,509
Technology Distributors–0.07%
CDW Corp.	8,045	1,366,524
Technology Hardware, Storage & Peripherals–6.85%
Apple, Inc.	919,037	136,789,467
Hewlett Packard Enterprise Co.	76,352	1,191,091
HP, Inc.	64,183	2,492,868
NetApp, Inc.	13,053	939,163
Seagate Technology Holdings PLC	12,001	1,016,125
Western Digital Corp.(b)	18,549	1,125,739
		143,554,453
Tobacco–0.74%
Altria Group, Inc.	108,076	5,845,831
Philip Morris International, Inc.	91,872	9,761,400
		15,607,231
Trading Companies & Distributors–0.21%
Fastenal Co.	34,118	1,827,360
United Rentals, Inc.(b)	4,293	1,280,087
W.W. Grainger, Inc.	2,565	1,249,334
		4,356,781
Trucking–0.11%
J.B. Hunt Transport Services, Inc.	4,980	859,449
Old Dominion Freight Line, Inc.	5,522	1,426,001
		2,285,450
Water Utilities–0.08%
American Water Works Co., Inc.	10,761	1,627,601
Wireless Telecommunication Services–0.22%
T-Mobile US, Inc.(b)	34,805	4,639,158
Total Common Stocks & Other Equity Interests (Cost $814,121,435)		2,071,393,645
Money Market Funds–1.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(f)	9,153,368	9,153,368
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(d)(f)	4,609,677	4,609,216
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.54%(d)(f)	10,460,993	$10,460,993
Total Money Market Funds (Cost $24,221,465)		24,223,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $838,342,900)		2,095,617,222
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.03%
Invesco Private Government Fund, 0.74%(d)(f)(g)	12,764,990	12,764,990
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.87%(d)(f)(g)	29,782,000	$29,784,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,547,379)		42,549,969
TOTAL INVESTMENTS IN SECURITIES–102.01% (Cost $880,890,279)		2,138,167,191
OTHER ASSETS LESS LIABILITIES—(2.01)%		(42,180,136)
NET ASSETS–100.00%		$2,095,987,055
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$544,760	$11,520	$(54,009)	$(108,146)	$(8,853)	$385,272	$10,429
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	20,330,313	44,431,162	(55,608,107)	-	-	9,153,368	10,669
Invesco Liquid Assets Portfolio, Institutional Class	12,827,772	31,507,761	(39,720,077)	(997)	(5,243)	4,609,216	7,605
Invesco Treasury Portfolio, Institutional Class	23,234,644	50,778,471	(63,552,122)	-	-	10,460,993	11,096
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,238,395	163,750,908	(152,224,313)	-	-	12,764,990	16,583*
Invesco Private Prime Fund	2,889,590	338,748,648	(311,840,800)	2,590	(15,049)	29,784,979	50,376*
Total	$61,065,474	$629,228,470	$(622,999,428)	$(106,553)	$(29,145)	$67,158,818	$106,758

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	130	June-2022	$26,853,125	$(1,556,341)	$(1,556,341)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,071,393,645	$—	$—	$2,071,393,645
Money Market Funds	24,223,577	42,549,969	—	66,773,546
Total Investments in Securities	2,095,617,222	42,549,969	—	2,138,167,191
Other Investments - Liabilities*
Futures Contracts	(1,556,341)	—	—	(1,556,341)
Total Investments	$2,094,060,881	$42,549,969	$—	$2,136,610,850

*	Unrealized appreciation (depreciation).
Invesco S&P 500 Index Fund